Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 26,750,427	$ 27,294,819
Restricted cash	3,600,000
Accounts receivable, net of allowance for doubtful accounts	777,393	8,135,195
Accounts receivable due from related parties	2,740,179	325,757
Prepaid expenses and other current assets	884,344	3,487,327
Other receivables due from related parties	19,539,269	5,532,248
Inventories		31,038
Total current assets	54,291,612	44,806,384
Property and equipment, net	3,592,745	8,003,474
Acquired intangible assets, net	24,111,111	27,264,283
Investment in equity affiliate	255,281
Goodwill	6,232,770	6,896,340
Deposits and other non-current assets	306,741
Total assets	88,790,260	86,970,481
Current liabilities:
Short-term borrowings	3,177,680
Accounts payable	6,364,753	15,502,901
Accounts payable due to related parties	10	1,664,570
Accrued expenses and other current liabilities	10,016,650	11,462,241
Other payables due to related parties	13,552,080	7,776,698
Total current liabilities	33,111,173	36,406,410
Non-current deferred tax liabilities	4,826,059	4,925,538
Total liabilities	37,937,232	41,331,948
Commitments and contingencies	0	0
Equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 3,481,174,498 and 5,019,786,036 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	250,939	174,008
Additional paid-in capital	184,874,259	130,100,153
Accumulated deficits	(132,449,371)	(83,105,464)
Accumulated other comprehensive loss	(1,822,799)	(1,422,414)
Total Ku6 Media Co., Ltd. shareholders equity	50,853,028	45,746,283
Non-controlling interests		(107,750)
Total equity	50,853,028	45,638,533
Total liabilities and shareholders' equity	$ 88,790,260	$ 86,970,481